Variable Interest Entities (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Note 13 — Variable Interest Entities

Cleco and Cleco Power apply the equity method of accounting to report the investment in Oxbow in the consolidated financial statements. Under the equity method, the assets and liabilities of this entity are reported as Equity investment in investee on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets. The revenue and expenses (excluding income taxes) of this entity are netted and reported as equity income or loss from investees on Cleco and Cleco Power’s Condensed Consolidated Statements of Income.

Oxbow is owned 50% by Cleco Power and 50% by SWEPCO. Cleco Power is not the primary beneficiary because it shares the power to control Oxbow’s significant activities with SWEPCO. Cleco Power’s current assessment of its maximum exposure to loss related to Oxbow at March 31, 2020, consisted of its equity investment of $17.1 million.

The following table presents the components of Cleco Power’s equity investment in Oxbow:

INCEPTION TO DATE (THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Purchase price	$12,873	$12,873
Cash contributions	6,399	6,399
Dividends	(2,200)	(2,200)
Total equity investment in investee	$17,072	$17,072

The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Oxbow’s net assets/liabilities	$34,145	$34,145
Cleco Power’s 50% equity	$17,072	$17,072
Cleco Power’s maximum exposure to loss	$17,072	$17,072

The following table contains summarized financial information for Oxbow:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Operating revenue	$1,882	$1,958
Operating expenses	1,882	1,958
Income before taxes	$—	$—

DHLC mines lignite reserves at Oxbow through the Amended Lignite Mining Agreement. The lignite reserves are intended to be used to provide fuel to the Dolet Hills Power Station. For more information on DHLC and the Oxbow mine, see Note 14 — Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Risks and Uncertainties.”

Oxbow has no third-party agreements, guarantees, or other third-party commitments that contain obligations affecting Cleco Power’s investment in Oxbow.

Note 14 — Variable Interest Entities

Cleco and Cleco Power apply the equity method of accounting to report the investment in Oxbow in the consolidated financial statements. Under the equity method, the assets and liabilities of this entity are reported as Equity investment in investee on Cleco and Cleco Power’s Consolidated Balance Sheets. The revenue and expenses (excluding income taxes) of this entity are netted and reported as equity income or loss from investees on Cleco and Cleco Power’s Consolidated Statements of Income.

Oxbow is owned 50% by Cleco Power and 50% by SWEPCO. Cleco Power is not the primary beneficiary because it shares the power to control Oxbow’s significant activities with SWEPCO. Cleco Power’s current assessment of its maximum exposure to loss related to Oxbow at December 31, 2019, consisted of its equity investment of $17.1 million. During 2019, Cleco Power received $1.1 million from Oxbow as a return of investment.

The following table presents the components of Cleco Power’s equity investment in Oxbow:

	AT DEC. 31,
INCEPTION TO DATE (THOUSANDS)	2019	2018
Purchase price	$12,873	$12,873
Cash contributions	6,399	6,399
Dividend received	(2,200)	(1,100)
Total equity investment in investee	$17,072	$18,172

The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Oxbow’s net assets/liabilities	$34,145	$36,345
Cleco Power’s 50% equity	$17,072	$18,172
Cleco Power’s maximum exposure to loss	$17,072	$18,172

The following tables contain summarized financial information for Oxbow:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Current assets	$2,239	$4,128
Property, plant, and equipment, net	23,738	25,186
Other assets	9,364	9,405
Total assets	$35,341	$38,719
Current liabilities	$1,196	$2,374
Partners’ capital	34,145	36,345
Total liabilities and partners’ capital	$35,341	$38,719

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Operating revenue	$8,886	$6,992	$4,189
Operating expenses	8,886	6,992	4,189
Income before taxes	$—	$—	$—

DHLC mines lignite reserves at Oxbow through the Amended Lignite Mining Agreement. The lignite reserves are intended to be used to provide fuel to the Dolet Hills Power Station. For more information on DHLC, see Note 15 —  Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Risks and Uncertainties.”

Oxbow has no third-party agreements, guarantees, or other third-party commitments that contain obligations affecting Cleco Power’s investment in Oxbow.